CONSOLIDATED BALANCE SHEET (USD $) In Thousands	Jun. 30, 2011		Jun. 30, 2010
Current Assets
Cash and cash equivalents	$ 657,466		$ 575,526
Accounts receivable, net (Note 1)	1,977,856		1,599,941
Inventories (Notes 1 and 6):
Finished products	584,683		465,477
Work in process	670,588		564,204
Raw materials	156,882		141,974
Inventory, Net, Total	1,412,153		1,171,655
Prepaid expenses	111,934		111,545
Deferred income taxes (Notes 1 and 4)	145,847		130,129
Total Current Assets	4,305,256		3,588,796
Plant and equipment (Note 1):
Land and land improvements	308,052		284,971
Buildings and building equipment	1,460,333		1,326,793
Machinery and equipment	3,112,810		2,897,049
Construction in progress	63,540		45,184
Property, Plant and Equipment, Gross, Total	4,944,735		4,553,997
Less accumulated depreciation	3,147,556		2,856,116
Property, Plant and Equipment, Net, Total	1,797,179		1,697,881
Goodwill (Notes 1 and 7)	3,009,116		2,786,334
Intangible assets, net (Notes 1 and 7)	1,177,722		1,150,051
Investments and other assets (Note 1)	597,532		687,320
Total Assets	10,886,805	[1]	9,910,382	[1]
Current Liabilities
Notes payable and long-term debt payable within one year (Notes 8 and 9)	75,271		363,272
Accounts payable, trade	1,173,851		888,743
Accrued payrolls and other compensation	467,043		371,393
Accrued domestic and foreign taxes	232,774		176,349
Other accrued liabilities	442,104		405,134
Total Current Liabilities	2,391,043		2,204,891
Long-term debt (Note 9)	1,691,086		1,413,634
Pensions and other postretirement benefits (Note 10)	862,938		1,500,928
Deferred income taxes (Notes 1 and 4)	160,035		135,321
Other liabilities	293,367		196,208
Total Liabilities	5,398,469		5,450,982
Shareholders' Equity
Serial preferred stock, $.50 par value, authorized 3,000,000 shares; none issued
Common stock, $.50 par value, authorized 600,000,000 shares; issued 181,046,128 shares in 2011 and 2010	90,523		90,523
Additional capital	668,332		637,442
Retained earnings	6,891,407		6,086,545
Accumulated other comprehensive (loss)	(450,990)		(1,208,561)
Treasury shares at cost: 25,955,619 in 2011 and 19,790,110 in 2010	(1,815,418)		(1,237,984)
Total Shareholders' Equity	5,383,854		4,367,965
Noncontrolling interests	104,482		91,435
Total Equity	5,488,336		4,459,400
Total Liabilities and Equity	$ 10,886,805		$ 9,910,382

[1]	Corporate assets are principally cash and cash equivalents, domestic deferred income taxes, investments, benefit plan assets, headquarters facilities and the major portion of the Company's domestic data processing equipment.